Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions and Other Non-Current Liabilities
Note 23: Provisions and Other
Non-Current
Liabilities

	December 31,

	2023	2022
Net defined benefit plan obligations (see note 27)	535	526
Deferred compensation and employee incentives	74	72
Provisions	71	86
Other non-current liabilities	12	7
Total provisions and other non-current liabilities	692	691
The following table presents the movement in provisions for the years ended December 31, 2023 and 2022:

	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2021	43	29	129	201
Charges	63	-	3	66
Utilization	(55)	(3)	(13)	(71)
Translation and other, net	1	(3)	-	(2)
Balance as of December 31, 2022	52	23	119	194
Less: short-term provisions	50	3	55	108
Long-term provisions	2	20	64	86
Balance as of December 31, 2022	52	23	119	194
Charges (releases)	55	3	(4)	54
Utilization	(63)	(4)	(17)	(84)
Translation and other, net	1	1	(3)	(1)
Balance as of December 31, 2023	45	23	95	163
Less: short-term provisions	45	2	45	92
Long-term provisions	-	21	50	71

Employee-related
The employee-related provisions consisted of severance.
Facilities-related
Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next five years.
Other
Other includes provisions related to items such as disposed businesses, legal matters and health care.